Segment information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Summary of Products and Services	Our segments are comprised of similar product categories. 8 categories (2024: 8; 2023: 8) individually accounted for 5% or more of our revenue in one or more of the last three years. The following table shows the relevant contribution of these categories to Group revenue for the periods shown:

Category	Segment	2025	2024(a)	2023(a)
Fabric	Home Care	17%	17%	18%
Hair Care	Beauty & Wellbeing	12%	12%	12%
Skin Cleansing	Personal Care	12%	12%	12%
Cooking Aids*	Foods	12%	12%	11%
Deodorant	Personal Care	11%	11%	10%
Condiments*	Foods	8%	8%	8%
Skin Care	Beauty & Wellbeing	8%	8%	8%
Home & Hygiene	Home Care	5%	5%	5%
Other		15%	15%	16%
(a)The 2024 and 2023 comparatives have been restated from those previously published to reflect the demerger of our Ice Cream business (see note 21).
*        Cooking Aids previously reported as Scratch Cooking Aids; Condiments previously reported as Dressings.

Summary of Operating Results of Reportable Segments	The Group operating segment information is provided based on four product areas: Beauty & Wellbeing, Personal Care, Home Care and Foods.

	Notes	€ million Beauty & Wellbeing	€ million Personal Care	€ million Home Care	€ million Foods	€ million Total
2025
Turnover		12,848	13,161	11,565	12,929	50,503
Operating profit	3	2,077	2,700	1,512	2,748	9,037
Non-underlying items(b)		394	273	206	174	1,047
Underlying operating profit		2,471	2,973	1,718	2,922	10,084
Share of net profit/(loss) of joint ventures and associates		5	8	8	224	245
Significant non-cash charges:
Within underlying operating profit:
Depreciation and amortisation		293	386	296	335	1,310
Share-based compensation and other non-cash charges(c)		83	142	82	90	397
Within non-underlying items:
Impairment and other non-cash charges(d)		54	72	18	17	161
2024(a)
Turnover		13,157	13,618	12,352	13,352	52,479
Operating profit	3	1,970	2,739	1,521	2,599	8,829
Non-underlying items(b)		582	275	264	248	1,369
Underlying operating profit		2,552	3,014	1,785	2,847	10,198
Share of net profit/(loss) of joint ventures and associates		3	5	6	236	250
Significant non-cash charges:
Within underlying operating profit:
Depreciation and amortisation		271	362	286	318	1,237
Share-based compensation and other non-cash charges(c)		111	113	100	105	429
Within non-underlying items:
Impairment and other non-cash charges(d)		65	75	195	105	440
2023(a)
Turnover		12,466	13,829	12,181	13,204	51,680
Operating profit	3	2,209	2,957	1,419	2,413	8,998
Non-underlying items(b)		122	(165)	77	47	81
Underlying operating profit		2,331	2,792	1,496	2,460	9,079
Share of net profit/(loss) of joint ventures and associates		1	3	3	221	228
Significant non-cash charges:
Within underlying operating profit:
Depreciation and amortisation		257	328	279	283	1,147
Share-based compensation and other non-cash charges(c)		73	87	64	89	313
Within non-underlying items:
Impairment and other non-cash charges(d)		(6)	4	(40)	(18)	(60)
(a)The 2024 and 2023 comparatives have been restated from those previously published to reflect the demerger of our Ice Cream business (see note 21).
(b)Non-underlying items include (loss)/gain on disposal of group companies, impairment, restructuring costs, acquisition and disposal-related costs and other one-off items classified separately due to their nature and/or frequency of occurrence (see note 3).
(c)Other non-cash charges within underlying operating profit include movements in provisions from underlying activities, excluding movements arising from non-underlying activities.
(d)Other non-cash charges within non-underlying items includes movements in restructuring provisions and movements in certain legal provisions.

Summary of Operating Results by Geographical Areas	Turnover and non-current assets for the country of domicile, the United States and India (being the two largest countries outside the home country) and for all other countries are:

	€ million United Kingdom	€ million United States	€ million India	€ million Others	€ million Total
2025
Turnover	2,226	10,497	6,217	31,563	50,503
Non-current assets(b)	3,575	16,807	5,444	18,906	44,732
2024
Turnover(a)	2,202	10,393	6,492	33,392	52,479
Non-current assets(b)	3,830	19,715	6,700	23,296	53,541
2023
Turnover(a)	2,106	10,315	6,516	32,743	51,680
Non-current assets(b)	3,567	18,205	6,436	22,876	51,084
(a)The 2024 and 2023 comparatives have been restated from those previously published to reflect the demerger of our Ice Cream business (see note 21).
(b)For the purpose of this table, non-current assets include goodwill, intangible assets, property, plant and equipment and other non-current assets as shown on the consolidated balance sheet. Goodwill is attributed to countries where acquired business operated at the time of acquisition; all other assets are attributed to the countries where they were acquired.

Summary of Additional Information by Geographies	Although the Group’s operations are managed by product area, we provide additional turnover information based on geographies.

	€ million 2025	€ million 2024(a)	€ million 2023(a)
Asia Pacific Africa	22,427	23,448	23,805
The Americas(b)	18,622	19,605	18,799
Europe	9,454	9,426	9,076
Total	50,503	52,479	51,680
(a)The 2024 and 2023 comparatives have been restated from those previously published to reflect the demerger of our Ice Cream business (see note 21).
(b)Americas sales in North America were €11,220 million (2024: €11,140 million; 2023: €11,065 million) and in Latin America were €7,402 million (2024: €8,465 million; 2023: €7,732 million).

Summary of Disaggregation of Sales by Markets	The Group’s turnover classified by markets is:

	€ million 2025	€ million 2024(a)	€ million 2023(a)
Emerging markets	30,008	32,033	31,570
Developed markets	20,495	20,446	20,110
(a)The 2024 and 2023 comparatives have been restated from those previously published to reflect the demerger of our Ice Cream business (see note 21).